BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Balanced Capital V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2012

to the Statement of Additional Information dated May 1, 2012

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management and Advisory Arrangements—Portfolio Manager Information” is revised as set forth below.

The subsection entitled “Other Funds and Accounts Managed” as it relates solely to each of the Funds is revised as set forth below:

Balanced Capital V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$13.59 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	24	11	8	0	1	0
	$16.58 Billion	$2.73 Billion	$1.53 Billion	$0	$119.1 Million	$0
Philip J. Green	24	15	5	0	0	2
	$16.58 Billion	$2.69 Billion	$1.64 Billion	$0	$0	$1.29 Billion
Rick Rieder	13	5	3	0	3	1
	$18.49 Billion	$1.75 Billion	$455.8 Million	$0	$92.34 Million	$98.93 Million
Bob Miller	7	1	1	0	0	0
	$7.11 Billion	$421.1 Million	$300.3 Million	$0	$0	$0
Matthew Marra	32	2	5	0	0	0
	$28.33 Billion	$542.2 Million	$1.46 Million	$0	$0	$0
Eric Pellicciaro	18	3	1	0	1	0
	$21.72 Billion	$995.8 Million	$300.3 Million	$0	$301.0 Million	$0

1 Information for Mr. Leavy is provided as of June 11, 2012.

Large Cap Core V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$13.23 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	24	11	8	0	1	0
	$16.26 Billion	$2.73 Billion	$1.53 Billion	$0	$119.1 Million	$0

1 Information for Mr. Leavy is provided as of June 11, 2012.

Large Cap Growth V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$13.51 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	24	11	8	0	1	0
	$16.50 Billion	$2.73 Billion	$1.53 Billion	$0	$119.1 Million	$0

1 Information for Mr. Leavy is provided as of June 11, 2012.

Large Cap Value V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$13.51 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	24	11	8	0	1	0
	$16.50 Billion	$2.73 Billion	$1.53 Billion	$0	$119.1 Million	$0

1 Information for Mr. Leavy is provided as of June 11, 2012.

The subsection entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation—1. Equity Dividend V.I., Value Opportunities V.I., International V.I., Global Opportunities V.I., Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I., Capital Appreciation V.I., and Basic Value V.I.” as it relates solely to each of the Funds is revised as set forth below:

Portfolio Manager(s)	Funds Managed	Applicable Benchmarks
Chris Leavy, CFA Peter Stournaras, CFA	Balanced Capital V.I. Large Cap Core V.I. Large Cap Growth V.I. Large Cap Value V.I.	Lipper Multi-Cap Core, Lipper Multi-Cap Growth and Lipper Multi-Cap Value Fund Classifications

The following is added as the last paragraph under the subsection entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation—1. Equity Dividend V.I., Value Opportunities V.I., International V.I., Global Opportunities V.I., Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I., Capital Appreciation V.I., and Basic Value V.I.”:

Due to Mr. Leavy’s unique position (Portfolio Manager and Chief Investment Officer of Fundamental Equity (Americas)), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) are included in consideration of his incentive compensation but given his unique role it is not the primary driver of compensation.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview—Distribution of Discretionary Incentive Compensation—Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Messrs. Balaraman, Bliss, Bristow, Callan, Corallo, Coyle, Dowd, Garfin, Green, Jamieson, Keenan, Lindsey, Marra, Pellicciaro, Rendino, Rieder, Savage, Schoenhofen, Shearer and Turnill and Mdmes. Anderson and King have each received long-term incentive awards.

The last two sentences of the first paragraph under the subsection entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Bristow, Keenan, Pellicciaro, Rieder, Schoenhofen, Stournaras and Turnill may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Bristow, Keenan, Pellicciaro, Rieder, Schoenhofen, Stournaras and Turnill may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-VAR-0612SUP